SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Information about assets and liabilities required to be carried at fair value on a recurring basis (Details 1) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring Fair Value USD ($)	Dec. 31, 2013 Fair Value, Measurements, Recurring Fair Value USD ($)	Dec. 31, 2014 Fair Value, Measurements, Recurring Level 1 USD ($)	Dec. 31, 2013 Fair Value, Measurements, Recurring Level 1 USD ($)	Dec. 31, 2014 Fair Value, Measurements, Recurring Level 2 USD ($)	Dec. 31, 2013 Fair Value, Measurements, Recurring Level 2 USD ($)	Dec. 31, 2014 Fair Value, Measurements, Recurring Level 3 USD ($)	Dec. 31, 2013 Fair Value, Measurements, Recurring Level 3 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment available-for-sale	$ 13,156	80,500	30,000	$ 80,500	$ 30,000	$ 80,500	$ 30,000